RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE－13 RELATED PARTY TRANSACTIONS

In the ordinary course of business, during the six months ended June 30, 2024 and 2023, the Company was involved in certain transactions, either at cost or current market prices, and on the normal commercial terms with related parties. The following table provides the transactions with these parties for the periods as presented (for the portion of such period that they were considered related):

	Six Months ended June 30,
Nature of transactions	2024	2023
	$’000	$’000

P4 Engineering Industrial Pte Ltd(1)
- Sale of goods	51	-
- Purchases of goods	244	116
- Land rental	223	229
- Loan interest income	48	-

Multi Ways Equipment Sdn Bhd (2)
- Sale of goods	8	-

Mr. Eng Hock Lim(3)
- Loan account	14,286	-
- Loan interest income	349	-

These related parties are controlled by the common Directors and Executive Officers of the Company.

(1)	Mr. Eng Hock Lim, Ms. Noi Geck Lee and Ms. Mei Jun Lim are the directors of P4 Engineering Industrial Pte Ltd. Mr. James Lim and Ms. Noi Geck Lee are the shareholders and they hold 100% in P4 Engineering Industrial Pte Ltd.
(2)	Ms. Maggie Lim and Mr. Nick Tan are the directors and shareholders, and they hold 100% in in Multi Ways Equipment Sdn Bhd.
(3)	The amount due to Mr. Eng Hock Lim had been converted to loan account and Mr. Eng Hock Lim is the controlling shareholder through MWE Investments Limited which he holds 97.0% stake.

Apart from the transactions and balances detailed elsewhere in these accompanying consolidated financial statements, the Company has no other significant or material related party transactions during the periods presented.

NOTE－14 RELATED PARTY TRANSACTIONS

In the ordinary course of business, during the financial years ended December 31, 2023, 2022 and 2021, the Company was involved in certain transactions, either at cost or current market prices, and on the normal commercial terms with related parties. The following table provides the transactions with these parties for the financial years as presented (for the portion of such period that they were considered related):

	Financial Years ended December 31,
	2023	2022	2021
Nature of transactions	$’000	$’000	$’000

P4 Engineering Industrial Pte Ltd(1)
- Sale of goods	150	-	414
- Purchases of goods	736	945	640
- Land rental	452	404	207
- Loan interest income	21	-	-

Multi Ways Equipment Sdn Bhd(2)
- Sale of goods	-	-	151

MWE Investment Pte Ltd(3)
- Sale of goods	-	11	-

Yin Zhan Holding Pte Ltd(4)
- Sale of goods	-	-	5
- Purchases of goods	-	413	81
- Other services income	7	-	-
Loan from director
- James Lim Eng Hock	9,881	-	-

These related parties are controlled by the common directors and officers of the Company.

(1)	Mr. James Lim, Ms. Lee NG and Ms. Maggie Lim are the directors of P4 Engineering Industrial Pte Ltd. Mr. James Lim and Ms. Lee NG are the shareholders and they hold 100% in P4 Engineering Industrial Pte Ltd.
(2)	Ms. Maggie Lim and Mr. Nick Tan are the directors. Ms. Maggie Lim, Mr. Nick Tan and Mr. James Lim are the shareholders and hold 100% in Multi Ways Equipment Sdn Bhd.
(3)	Mr. James Lim, Ms Lee NG and Ms Maggie Lim are the directors, and they are also the shareholders and hold 88% stake in MWE Investment Pte Ltd.
(4)	Mr. James Lim is the director and shareholder, and he holds 51% stake in Yin Zhan Holding Pte Ltd.

Apart from the transactions and balances detailed elsewhere in these accompanying consolidated financial statements, the Company has no other significant or material related party transactions during the financial years presented.